Certain risks and concentration (Narrative) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Certain risks and concentration [Line Items]
Maximum foreign ownership in internet information provider or other value-added telecommunication service provider's business allowed under PRC laws and regulations	50.00%
Minimum [Member]
Certain risks and concentration [Line Items]
Term of contractual agreements	10 years
Maximum [Member]
Certain risks and concentration [Line Items]
Term of contractual agreements	30 years
Guangzhou Huaduo [Member]
Certain risks and concentration [Line Items]
Equity interests ownership (as a percent)	100.00%
Guangzhou Huaduo [Member] | Guangzhou Huanju Shidai and Beijing Huanju Shidai [Member]
Certain risks and concentration [Line Items]
Service fees	¥ 279,828	¥ 305,792	¥ 274,285
Beijing Tuda and Guangzhou Huaduo [Member] | Beijing Huanju Shidai [Member]
Certain risks and concentration [Line Items]
Maximum percentage of the income of VIEs which may be charged as service fees	100.00%
Maximum percentage of the profits payable by VIEs	100.00%